                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                    August / September 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,499,998,528.48                   132,807                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $640,000,000.00                   0.3574%             September 15, 2010
 Class A-2 Notes                                    $409,000,000.00                    1.210%               January 15, 2012
 Class A-3 Notes                                    $805,000,000.00                    2.170%               October 15, 2013
 Class A-4 Notes                                    $219,800,000.00                    2.980%                August 15, 2014
 Class B Notes                                       $65,500,000.00                    3.710%              December 15, 2014
 Class C Notes                                       $43,700,000.00                    4.250%                   May 15, 2015
 Class D Notes                                       $43,700,000.00                    8.140%              February 15, 2016
                                                     --------------
    Total                                         $2,226,700,000.00

II. AVAILABLE FUNDS
                                                                                                            AUGUST/SEPTEMBER
                                                             AUGUST                 SEPTEMBER              COLLECTION PERIOD
INTEREST:
 Interest Collections                                $10,659,781.11            $10,201,756.50                 $20,861,537.61

PRINCIPAL:
 Principal Collections                               $54,984,866.04            $52,850,063.54                $107,834,929.58
 Prepayments in Full                                 $44,034,575.89            $31,464,382.13                 $75,498,958.02
 Liquidation Proceeds                                         $0.00               $270,733.11                    $270,733.11
 Recoveries                                                   $0.00                     $0.00                          $0.00
                                                              -----                     -----                          -----
    SUB TOTAL                                        $99,019,441.93            $84,585,178.78                $183,604,620.71
                                                     --------------            --------------                ---------------
COLLECTIONS                                         $109,679,223.04            $94,786,935.28                $204,466,158.32

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                $1,627,609.45             $1,742,276.52                  $3,369,885.97
 Purchase Amounts Related to Interest                     $9,583.49                 $9,345.22                     $18,928.71
                                                          ---------                 ---------                     ----------
    SUB TOTAL                                         $1,637,192.94             $1,751,621.74                  $3,388,814.68

Clean-up Call                                                 $0.00                     $0.00                          $0.00

Reserve Account Draw Amount                                   $0.00                     $0.00                          $0.00

AVAILABLE FUNDS - TOTAL                             $111,316,415.98            $96,538,557.02                $207,854,973.00

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                    August / September 2009
Payment Date                                                                                                      10/15/2009
Transaction Month                                                                                                          1

III. DISTRIBUTIONS
AVAILABLE FUNDS

                                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT       AMOUNT PAID   SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Indenture/Owner Trustee Fees/Expenses                     $0.00             $0.00       $0.00       $0.00    $207,854,973.00
Servicing Fee                                     $4,082,790.16     $4,082,790.16       $0.00       $0.00    $203,772,182.84
Interest - Class A-1 Notes                          $216,028.44       $216,028.44       $0.00       $0.00    $203,556,154.40
Interest - Class A-2 Notes                          $467,396.11       $467,396.11       $0.00       $0.00    $203,088,758.29
Interest - Class A-3 Notes                        $1,649,802.78     $1,649,802.78       $0.00       $0.00    $201,438,955.51
Interest - Class A-4 Notes                          $618,614.89       $618,614.89       $0.00       $0.00    $200,820,340.62
First Priority Principal Payment                 $56,041,450.49    $56,041,450.49       $0.00       $0.00    $144,778,890.13
Interest - Class B Notes                            $229,504.72       $229,504.72       $0.00       $0.00    $144,549,385.41
Second Priority Principal Payment                $65,500,000.00    $65,500,000.00       $0.00       $0.00     $79,049,385.41
Interest - Class C Notes                            $175,406.94       $175,406.94       $0.00       $0.00     $78,873,978.47
Third Priority Principal Payment                 $43,700,000.00    $43,700,000.00       $0.00       $0.00     $35,173,978.47
Interest - Class D Notes                            $335,955.89       $335,955.89       $0.00       $0.00     $34,838,022.58
Reserve Account Deposit                                   $0.00             $0.00       $0.00       $0.00     $34,838,022.58
Regular Principal Payment                       $474,758,549.51    $34,838,022.58       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00             $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00             $0.00       $0.00       $0.00              $0.00
                                                                            -----
TOTAL                                                             $207,854,973.00

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment        $56,041,450.49
                                                                      Second Priority Principal Payment       $65,500,000.00
                                                                      Third Priority Principal Payment        $43,700,000.00
                                                                      Regular Principal Payment               $34,838,022.58
                                                                                                              --------------
                                                                      TOTAL                                  $200,079,473.07

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL   PER $1,000 OF            ACTUAL       PER $1,000 OF
                                              ORIGINAL                        ORIGINAL                      ORIGINAL BALANCE
                                               BALANCE                         BALANCE
Class A-1 Notes        $200,079,473.07         $312.62     $216,028.44           $0.34   $200,295,501.51             $312.96
Class A-2 Notes                  $0.00           $0.00     $467,396.11           $1.14       $467,396.11               $1.14
Class A-3 Notes                  $0.00           $0.00   $1,649,802.78           $2.05     $1,649,802.78               $2.05
Class A-4 Notes                  $0.00           $0.00     $618,614.89           $2.81       $618,614.89               $2.81
Class B Notes                    $0.00           $0.00     $229,504.72           $3.50       $229,504.72               $3.50
Class C Notes                    $0.00           $0.00     $175,406.94           $4.01       $175,406.94               $4.01
Class D Notes                    $0.00           $0.00     $335,955.89           $7.69       $335,955.89               $7.69
                                 -----                     -----------                       -----------
TOTAL                  $200,079,473.07                   $3,692,709.77                   $203,772,182.84

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                            August / September 2009
Payment Date                                                                                                              10/15/2009
Transaction Month                                                                                                                  1

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE           NOTE FACTOR
Class A-1 Notes                                     $640,000,000.00             1.0000000     $439,920,526.93              0.6873758
Class A-2 Notes                                     $409,000,000.00             1.0000000     $409,000,000.00              1.0000000
Class A-3 Notes                                     $805,000,000.00             1.0000000     $805,000,000.00              1.0000000
Class A-4 Notes                                     $219,800,000.00             1.0000000     $219,800,000.00              1.0000000
Class B Notes                                        $65,500,000.00             1.0000000      $65,500,000.00              1.0000000
Class C Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
Class D Notes                                        $43,700,000.00             1.0000000      $43,700,000.00              1.0000000
                                                     --------------             ---------      --------------              ---------
TOTAL                                             $2,226,700,000.00             1.0000000   $2,026,620,526.93              0.9101453

POOL INFORMATION - AUGUST
 Weighted Average APR                                                              5.113%                                     5.059%
 Weighted Average Remaining Term                                                    52.80                                      51.96
 Number of Receivables Outstanding                                                132,807                                    129,638
 Pool Balance                                                           $2,499,998,528.48                          $2,399,349,661.39
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,182,951,315.82                          $2,093,346,209.09
 Pool Factor                                                                    1.0000000

POOL INFORMATION - SEPTEMBER
 Weighted Average APR                                                              5.059%                                     5.023%
 Weighted Average Remaining Term                                                    51.96                                      51.14
 Number of Receivables Outstanding                                                129,638                                    126,327
 Pool Balance                                                           $2,399,349,661.39                          $2,312,916,319.26
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $2,093,346,209.09                          $2,017,758,549.51
 Pool Factor                                                                                                               0.9251671

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $24,999,985.28
Targeted Credit Enhancement Amount                                                                                    $34,693,744.79
Yield Supplement Overcollateralization Amount                                                                        $295,157,769.75
Targeted Overcollateralization Amount                                                                                $304,851,529.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $286,295,792.33

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                     $24,999,985.28
Reserve Account Deposits Made                                                                                                  $0.00
Reserve Account Draw Amount                                                                                                    $0.00
                                                                                                                               -----
Ending Reserve Account Balance                                                                                        $24,999,985.28
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve  Balance                                                                                            $24,999,985.28

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                 August / September 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES - AUGUST


                                                                                     # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                     204           $1,815.71
(Recoveries)                                                                                        0               $0.00
                                                                                                                    -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (AUGUST)                                                               $1,815.71
Cumulative Net Losses Last Collection                                                                               $0.00
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                $1,815.71

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.00%

DELINQUENT RECEIVABLES:

                                                                    % OF EOP POOL    # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       0.42%                 538      $10,003,338.24
61-90 Days Delinquent                                                       0.00%                   5         $105,276.52
91-120 Days Delinquent                                                      0.00%                   0               $0.00
Over 120 Days Delinquent                                                    0.00%                   0               $0.00
                                                                            -----                   -               -----

TOTAL DELINQUENT RECEIVABLES                                                0.42%                 543      $10,108,614.76

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period (August)                                               16         $359,203.90
Total Repossesed Inventory                                                                         16         $359,203.90

NET LOSSES AND DELINQUENT RECEIVABLES - SEPTEMBER

                                                                                     # OF RECEIVABLES              AMOUNT
Realized Loss                                                                                     304         $105,886.83
(Recoveries)                                                                                        0               $0.00
                                                                                                                    -----
NET LOSSES FOR CURRENT COLLECTION PERIOD (SEPTEMBER)                                                          $105,886.83
Cumulative Net Losses Last Collection Period (August)                                                           $1,815.71
                                                                                                                ---------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                              $107,702.54

Ratio of Net Losses for Current Collection Period (September) to Beginning of Period Pool Balance                   0.05%

DELINQUENT RECEIVABLES:

                                                                    % OF EOP POOL    # OF RECEIVABLES              AMOUNT
31-60 Days Delinquent                                                       0.54%                 636      $12,520,416.85
61-90 Days Delinquent                                                       0.03%                  31         $646,512.26
91-120 Days Delinquent                                                      0.00%                   1          $49,656.85
Over 120 Days Delinquent                                                    0.00%                   0               $0.00
                                                                            -----                   -               -----

TOTAL DELINQUENT RECEIVABLES                                                0.57%                 668      $13,216,585.96

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period (September)                                            49         $960,457.82
Total Repossesed Inventory                                                                         52       $1,107,265.94

FORD CREDIT AUTO OWNER TRUST 2009-D
MONTHLY INVESTOR REPORT

Collection Period                                                                                 August / September 2009
Payment Date                                                                                                   10/15/2009
Transaction Month                                                                                                       1

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period (August)                                                                              0.0009%
Current Collection Period (September)                                                                             0.0539%
Three Month Average                                                                                               0.0000%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period (August)                                                                              0.0039%
Current Collection Period (September)                                                                             0.0253%
Three Month Average                                                                                               0.0000%